New York Life Insurance Company

51 Madison Avenue

New York, NY 10010

Bus: 212-576-4498

E-mail: erica_e_carrig@newyorklife.com

www.newyorklife.com

Erica E. Carrig

Associate General Counsel

VIA EDGAR

May 3, 2018

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation
Variable Universal Life Separate Account – I
File No. 333-102674

Commissioners:

On behalf of the above-captioned registrant (the “Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 21 on Form N-6 that was filed by the Registrant on April 10, 2018 (the “Amendment”); and (ii) the text of the Amendment was filed electronically on April 10, 2018.

If you have any questions regarding this submission, please contact the undersigned at (212) 576-4498.

Very truly yours,

/s/ Erica E. Carrig

Erica E. Carrig

Associate General Counsel